ING FUNDS TRUST

ING High Yield Bond Fund

(the “Fund” )

Supplement dated September 6, 2013

to the Fund’s Class A, Class B,

Class C, Class I, Class P and

Class W prospectus, dated July 31, 2013 (“Prospectus”)

Effective August 30, 2013, Rick Cumberledge was added as a portfolio manager of the Fund.  The Fund’s Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Randall Parrish, CFA	Matthew Toms, CFA
Portfolio Manager (since 03/07)	Portfolio Manager (since 03/10)

Rick Cumberledge, CFA
Portfolio Manager (since 08/13)

2.              The following is added as the fourth paragraph of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC” of the Fund’s Prospectus:

Rick Cumberledge, CFA, Senior Portfolio Manager, joined ING IM in 2007. Prior to joining ING IM, Mr. Cumberledge worked at Federated Investors as a senior high yield credit analyst from 2001-2007. Previous experience includes positions with American Capital Strategies, Bank of America and Allied Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING FUNDS TRUST

ING High Yield Bond Fund

(the “Fund”)

Supplement dated September 6, 2013

to the Fund’s Class A, Class B, Class C, Class I, Class P and Class W

Statement of Additional Information, dated July 31, 2013 (“SAI”)

Effective August 30, 2013, Rick Cumberledge was added as a portfolio manager of the Fund.

The Fund’s SAI is hereby revised as follows:

1.              The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby revised to add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rick Cumberledge(1)	0	$0	0	$0	0	$0

(1)           As of July 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Rick Cumberledge(1)	None

(1)           As of July 31, 2013.

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